Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current year	€ (19)	€ (4)	€ 6
Adjustments to prior years	20	9	3
Total current tax	1	5	9
Deferred tax
Origination / (reversal) of temporary differences	31	247	(43)
Changes in tax rates / bases		(1)	(5)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	1	(9)	(8)
Reconciliation between standard and effective tax
Result before tax	660	(346)	(25)
Non-recognition of deferred tax assets	13	(61)	(9)
Non-tax deductible expenses	(12)	(12)	(15)
Adjustments to prior years	(29)	27	(16)
Total deferred tax	15	204	(80)
Income tax for the period income / (charge)	16	209	(71)
Aegon Ltd. [member]
Current tax
Current year	19	19
Total current tax	19	19
Reconciliation between standard and effective tax
Result before tax	(137)	(133)	€ (204)
Tax on income on Dutch corporate income tax rate	35	34
Non-recognition of deferred tax assets	(11)
Non-tax deductible expenses	(7)	(14)
Adjustments to prior years	1	(2)
Income tax for the period income / (charge)	€ 19	€ 19